Net Loss Per Share of Common Stock (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020
Debt conversion price per share	$ 14.28
Reduction in basic and diluted net loss per share	0.09
Minimum [Member]
Reduction in basic and diluted net loss per share	(0.61)
Maximum [Member]
Reduction in basic and diluted net loss per share	$ (0.70)
2018 Private Placement Transactions [Member]
Debt conversion price per share		$ 14.28
Number of common stock to be issued	28,971
Number of common stock to be issued, value	$ 506,993
Shares issued price per share	$ 17.50